Reinsurance - Effect of Reinsurance - Traditional Long Duration Contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Earned premiums
Net premiums	$ 306	[1]	$ (871)	[1]	$ 341
Traditional and universal life insurance policies
Life insurance policies In force
Insurance policies in force, gross	198,900		198,600
Insurance policies in force, reinsured	146,200		145,100
Traditional long-duration contracts
Earned premiums
Direct premiums	530		490		565
Reinsurance ceded	(224)		(1,361)		(224)
Net premiums	$ 306		$ (871)		$ 341

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.